Shareholders’ Equity (Details) - Schedule of Restricted Amounts are Paid-in-Capital and Statutory Reserves - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Restricted Amounts are Paid-in-Capital and Statutory Reserves [Abstract]
Statutory reserves	$ 981,257	$ 874,518
Paid-in-capital	14,835,036	13,775,036
Total restricted net assets	$ 15,816,293	$ 14,649,554